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QUARTERLY REPORT

T- REX 2X INVERSE MSTR DAILY TARGET ETF

Schedule of InvestmentsNovember 30, 2025 (unaudited)

Other assets, net of liabilities - 100.00%(A)	$90,354,007
TOTAL NET ASSETS - 100.00%	$90,354,007

SWAP CONTRACTS
TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street Derivatives, LLC.	Strategy Inc.	Pay	OBFR01(B) -250bps	Monthly	1/6/2026	$(67,375,353)	$707,293
Natixis	Strategy Inc.	Pay	OBFR01(B) -500bps	Monthly	8/24/2026	(9,872,647)	519,320
Marex	Strategy Inc.	Pay	OBFR01(B) 0.00bps	Monthly	12/21/2027	(103,489,598)	4,394,694
TOTAL RETURN SWAP CONTRACTS						$(180,737,598)	$5,621,307

(A) Includes cash which is being held as collateral for total return swap contracts.

(B) OBFR01 - Overnight Bank Funding Rate, 3.87% as of November 30, 2025.

QUARTERLY REPORT

T- REX 2X INVERSE MSTR DAILY TARGET ETF

Schedule of Investments - continuedNovember 30, 2025 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of November 30, 2025:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Assets
Net Unrealized Appreciation of Total Return Swap Contracts	$—	$5,621,307	$—	$5,621,307
	$—	$5,621,307	$—	$5,621,307